AQR CVX Fusion Fund Expense Example - AQR CVX Fusion Fund	Jun. 16, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 220
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	1,439
Expense Example, with Redemption, 10 Years	3,211
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	852
Expense Example, with Redemption, 5 Years	1,561
Expense Example, with Redemption, 10 Years	3,446
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	210
Expense Example, with Redemption, 3 Years	747
Expense Example, with Redemption, 5 Years	1,389
Expense Example, with Redemption, 10 Years	$ 3,116